Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest income
Interest and fees on loans	$ 31,609,216	$ 29,883,352
Interest on taxable debt securities	1,030,761	1,089,201
Dividends	81,942	100,609
Interest on federal funds sold and overnight deposits	340,375	685,646
Total interest income	33,062,294	31,758,808
Interest expense
Interest on deposits	4,095,985	5,124,651
Interest on borrowed funds	19,261	24,550
Interest on repurchase agreements	254,774	299,347
Interest on junior subordinated debentures	476,666	694,573
Total interest expense	4,846,686	6,143,121
Net interest income	28,215,608	25,615,687
Provision for loan losses	1,589,000	1,066,167
Net interest income after provision for loan losses	26,626,608	24,549,520
Non-interest income
Service fees	3,137,956	3,313,833
Income from sold loans	1,469,863	706,306
Other income from loans	1,054,562	904,156
Net realized gain (loss) on sale of securities AFS	39,086	(26,490)
Other income	1,070,257	1,048,261
Total non-interest income	6,771,724	5,946,066
Non-interest expense
Salaries and wages	7,597,745	7,271,722
Employee benefits	3,084,435	3,118,631
Occupancy expenses, net	2,672,720	2,605,995
Other expenses	7,036,841	6,884,932
Total non-interest expense	20,391,741	19,881,280
Income before income taxes	13,006,591	10,614,306
Income tax expense	2,248,089	1,789,860
Net income	$ 10,758,502	$ 8,824,446
Earnings per common share	$ 2.03	$ 1.68
Weighted average number of common shares used in computing earnings per share	5,274,785	5,204,768
Dividends declared per common share	$ 0.76	$ 0.76